UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from January 1, 2010 to January 31, 2010

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I

(Exact name of issuing entity as specified in its charter)

Commission File Number of sponsor and depositor: 033-54804

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware	51-0020270
(State or jurisdiction of Incorporation or organization of the issuing entity)	(IRS Employer Indentification Number)

c/o Discover Bank
12 Reads Way
New Castle, Delaware	19720

(Address of principal executive offices of the issuing entity )	(Zip Code)

(302) 323-7315
(Telephone Number, including area code)

Title of Class	Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates	x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No ___

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Monthly Performance Data:

Pool and performance data with respect to the receivables that comprise the assets of the Discover Card Master Trust I (the "Master Trust") and the publicly issued and outstanding series of the Master Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A) Series 1996-4:

On February 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for January 2010 with respect to Series 1996-4, which is attached as Exhibit 99(a) hereto.

(B) Series 2003-3:

On February 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for January 2010 with respect to Series 2003-3, which is attached as Exhibit 99(b) hereto.

(C) Series 2003-4, Subseries 2:

On February 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for January 2010 with respect to Series 2003-4, Subseries 2, which is attached as Exhibit 99(c) hereto.

(D) Series 2005-4, Subseries 1:

On February 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for January 2010 with respect to Series 2005-4, Subseries 1, which is attached as Exhibit 99(d) hereto.

(E) Series 2005-4, Subseries 2:

On February 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for January 2010 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(e) hereto.

(F) Series 2006-1, Subseries 2:

On February 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for January 2010 with respect to Series 2006-1, Subseries 2, which is attached as Exhibit 99(f) hereto.

(G) Series 2006-2, Subseries 2:

On February 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for January 2010 with respect to Series 2006-2, Subseries 2, which is attached as Exhibit 99(g) hereto.

(H) Series 2006-2, Subseries 3:

On February 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for January 2010 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(h) hereto.

(I) Series 2006-3:

On February 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for January 2010 with respect to Series 2006-3, which is attached as Exhibit 99(i) hereto.

(J) Series 2007-1:

On February 16, 2010, the Registrant made available the Monthly Certificateholders' Statement for January 2010 with respect to Series 2007-1, which is attached as Exhibit 99(j) hereto.

February 16, 2010 is also the date on which holders of Class A Certificates received final payment of principal and interest. Accordingly, no further Monthly Certificateholders' Statements will be forwarded to Class A Certificateholders.

(K) Series 2007-2:

On February 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for January 2010 with respect to Series 2007-2, which is attached as Exhibit 99(k) hereto.

(L) Series 2007-3, Subseries 1:

On February 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for January 2010 with respect to Series 2007-3, Subseries 1, which is attached as Exhibit 99(l) hereto.

(M) Series 2007-3, Subseries 2:

On February 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for January 2010 with respect to Series 2007-3, Subseries 2, which is attached as Exhibit 99(m) hereto.

Series 2007-CC Collateral Certificate:

On February 16, 2010, the Registrant made available the Monthly Certificateholders' Statement for January 2010 with respect to Series 2007-CC, which has been previously disclosed in the Report on Form 10-D of Discover Card Execution Note Trust (the "Note Issuance Trust") filed on February 16, 2010 (file number 333-141703-02). Series 2007-CC supports the notes issued by the Note Issuance Trust.

PART II OTHER INFORMATION Item 3. Sales of Securities and Use of Proceeds

Increase in Principal Amount of Class D(2009-1) Notes

On January 13, 2010, pursuant to Section 2.03 of the Note Purchase Agreement (the “Note Purchase Agreement”), dated as of July 2, 2009, among Discover Card Execution Note Trust (the "Note Issuance Trust"), as Issuer, Discover Bank, as Depositor, and the purchasers named therein and Section 2.06 of the Class D(2009-1) Terms Document, dated as of July 2, 2009, by and between the Note Issuance Trust and U.S. Bank National Association, Discover Bank increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes was in the amount of $527,230,903, resulting in, after giving effect to principal payments to be made on the January 15, 2010 Distribution Date, an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $1,294,022,347. The Class D(2009-1) Notes were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. The Notes were privately offered and issued at par value for cash, with no applicable underwriting discounts or commissions. In connection with this increase, the investor interest in receivables represented by the collateral certificate issued by DCMT that secures the DiscoverSeries Notes was increased.

On February 3, 2010, Discover Bank, pursuant to Section 2.03 of the Note Purchase Agreement and Section 2.06 of the Class D(2009-1) Terms Document, dated as of July 2, 2009, by and between the Note Issuance Trust, as Issuer, and U.S. Bank National Association as Indenture Trustee, increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes was in the amount of $87,988,827, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $1,382,011,174. The Class D(2009-1) Notes were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. The Notes were privately offered and issued at par value for cash, with no applicable underwriting discounts or commissions. In connection with this increase, the investor interest in receivables represented by the collateral certificate issued by the Master Trust that secures the DiscoverSeries Notes was increased by $87,988,827. The Note Issuance Trust paid the net proceeds from the issuance to Discover Bank in exchange for the increase in the investor interest in receivables represented by the collateral certificate.

Increase in Series Investor Interest of Series 2009-CE Certificates

On January 13, 2010, pursuant to Section 2.03 of the Certificate Purchase Agreement (the “2009-CE Certificate Purchase Agreement”), dated as of July 24, 2009, between Discover Bank and the purchasers named therein and Section 31 of the Series 2009-CE Supplement, Discover Bank issued an additional $536,430,214 of the Series 2009-CE Certificates. The Series 2009-CE Certificates were issued in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. The Series 2009-CE Certificates were sold at par value for cash, with no applicable underwriting discounts or commissions. After giving effect to the additional issuance, the Series Investor Interest of Series 2009-CE was increased, resulting in a Series Investor Interest of $1,438,039,799, and the available subordinated amount for each senior series of DCMT was increased.

Increase of Series Investor Interest for Series 2007-CC

On February 4, 2010, the Note Issuance Trust issued $750,000,000 principal amount of the DiscoverSeries Class A(2010-1) Notes, which is supported by the collateral certificate issued by the Master Trust pursuant to the Amended and Restated Pooling and Servicing Agreement, dated as of November 3, 2004, as amended, by and between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee (the "Pooling and Servicing Agreement") and the Series 2007-CC Supplement and held by the Note Issuance Trust. Pursuant to the Series 2007-CC Supplement, Discover Bank transferred to the Note Issuance Trust an additional $750,000,000 fractional undivided interest in the assets of the Master Trust as represented by an increase in the series investor interest for the collateral certificate. The Note Issuance Trust paid the proceeds of the issuance to Discover Bank in exchange for such additional fractional undivided interest.

Additional information regarding the collateral certificate and the Class A and Class D notes of the DiscoverSeries has been previously disclosed in the prospectus (the “Prospectus”), dated January 26, 2010, and the prospectus supplement thereto, dated January 26, 2010 (the "Prospectus Supplement"), each previously filed by us with the Securities and Exchange Commission on January 28, 2010 (file numbers 333-141703, 333-141703-01 and 333-141703-02).

Series 2007-CC shall not be subordinated in right of payment to any other series or subseries, and no other series or subseries other than Series 2009-SD shall be subordinated in right of payment to Series 2007-CC.

Increase in Series Investor Interest of Series 2009-SD Certificates

On January 13, 2010, pursuant to Section 2.03 of the Series 2009-SD Certificate Purchase Agreement (the “Series 2009-SD Certificate Purchase Agreement”), dated as of September 23, 2009, among Discover Bank, as Master Servicer, Servicer, and Seller, and the purchasers named therein and Section 31 of the Series 2009-SD Supplement, Discover Bank increased the Series Investor Interest of the Series 2009-SD Certificates. The increase in the Series Investor Interest of the Series 2009-SD Certificates was in the amount of $21,273,222, which resulted in, after giving effect to principal payments to be made on the January 15, 2010 Distribution Date, a Series Investor Interest of $529,346,623. The Series 2009-SD Certificates were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. The Certificates were sold at par value for cash, with no applicable underwriting discounts or commissions.

On February 3, 2010 and February 4, 2010, Discover Bank, pursuant to Section 2.03 of the Series 2009-SD Certificate Purchase Agreement and Section 31 of the Series Supplement, dated as of September 23, 2009, by and between Discover Bank, as Master Servicer, Servicer, and Seller, and U.S. Bank National Association, as Trustee, increased the Series Investor Interest of the Series 2009-SD Certificates. The total increase in the Series Investor Interest of the Series 2009-SD Certificates was in the amount of $16,759,777, which resulted in a Series Investor Interest of the Series 2009-SD Certificates of $546,106,400. The Series 2009-SD Certificates were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. The Certificates were sold at par value for cash, with no applicable underwriting discounts or commissions.

The Master Trust allocates collections and interchange among the series, including Series 2009-SD, based on each series' investor interest in receivables. The Master Trust also allocates receivables that Discover Bank has charged-off as uncollectible to each series based on the investor interest in the receivables. Each series supplement to the Pooling and Servicing Agreement and U.S. Bank National Association as Trustee, including the Series 2009-SD Supplement, will specify the percentage of collections, interchange, if applicable, and charged-off receivables that are allocated to the series at each point in time. These percentages vary based on a number of factors, including whether the Master Trust or the Note Issuance Trust, as applicable, has started to pay principal to investors of any series or an amortization event, early redemption event or event of default has occurred and is continuing. These percentages may, under certain circumstances, differ for finance charge collections, principal collections, interchange and charged-off amounts. When Discover Bank charges off a receivable as uncollectible, it reduces the amount of principal receivables in the Master Trust, and allocates a portion of the amount charged-off against the investor interest in receivables represented by each certificate, including an allocation to the Series 2009-SD Certificates based on the class percentage of charged-off receivables for Series 2009-SD. However, unlike other series issued by the Master Trust, the investor interest in receivables for the Series 2009-SD Certificates will not decline as a result of unreimbursed charge-offs or the use of pricipal collections to pay interest or servicing fees or to reimburse charge-offs for other series of Master Trust certificates and the DiscoverSeries notes. The Master Trust generally uses finance charge collections (including recoveries on charged-off accounts), interchange, investment income and subordinate series collections, if applicable, to pay interest, servicing fees and to reimburse certificateholders and Note Issuance Trust noteholders, as applicable, for charged-off receivables allocated to them. The Master Trust generally uses principal collections to either pay principal to investors or to pay Discover Bank in exchange for new receivables that cardmembers have generated on the accounts that are part of the Master Trust.

In general, the Master Trust will use each series’ or subseries’ share of collections, other income and subordinate series collections, if applicable, to make required payments to investors, to pay its servicing fees and to reimburse its share of charged-off amounts. Series 2009-SD (a subordinate series) will use its share of collections to pay its servicing fees and to reimburse its share of charged-off amounts. It will then make its remaining collections, including principal collections, available to all Master Trust series or subseries (including Series 2007-CC) on an as-needed basis pursuant to the Series 2009-SD Supplement. Principal collections for Series 2009-SD that are not reallocated will be retained by Series 2009-SD and applied to principal payments or reinvestments in new receivables, as applicable, in accordance with the cash flows for Series 2009-SD. If Series 2009-SD does not have enough collections and other income in any month, the Master Trust may use excess collections and other income available from other series or subseries to make payments for Series 2009-SD.

Item 8. Other Information

Increase in Series Investor Interest of Series 2009-CE to Provide Additional Credit Enhancement to Certain Outstanding Series of Investor Certificates. Pursuant to Section 31 of the Series Supplement, dated as of July 24, 2009, with respect to Series 2009-CE (the “2009-CE Series Supplement”), between Discover Bank and U.S. Bank National Association, Discover Bank has caused DCMT, in connection with the issuance of additional Series 2009-CE Certificates of DCMT described in Item 8.01 below, to amend the Series Term Sheet relating to the 2009-CE Series Supplement. The Series Term Sheet relating to the Series 2009-CE Series Supplement was amended on January 13, 2010. Reference is made to Item 1.01 of the Form 8-K filed by the Note Issuance Trust for the period of January 13, 2010 for a further description of the Series 2009-CE Certificates.

Amendment to Series 2009-SD. Pursuant to Section 13.01 of the Pooling and Servicing Agreement, Discover Bank has caused DCMT to amend the Series Supplement, dated as of September 23, 2009, with respect to Series 2009-SD (the “Series 2009-SD Supplement”), between Discover Bank and U.S. Bank National Association, to (a) change the timing of automatic increases in the series investor interest of Series 2009-SD, so that the series investor interest increases at the time of each new issuance of securities by DCMT or DCENT, and (b) delay the Series 2009-SD Class Expected Final Payment Date or the Series Termination Date, as applicable, in the event of an extension of the Class Expected Final Payment Date of certain outstanding series. To implement these amendments, Discover Bank has entered into the First Amendment to Series 2009-SD Supplement, dated as of January 13, 2010, between Discover Bank and U.S. Bank National Association. Reference is made to Item 1.01 of the Form 8-K filed by the Note Issuance Trust for the period of January 13, 2010 for a further description of the Series 2009-SD Certificates.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under the Pooling and Servicing Agreement, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Master Trust or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Master Trust if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

PART II OTHER INFORMATION

Item 9.	Exhibits
Exhibit No.		Description
99(a)		Monthly Certificateholders' Statement, related to the month ending
January 31, 2010, for Series 1996-4.
99(b)		Monthly Certificateholders' Statement, related to the month ending
January 31, 2010, for Series 2003-3.
99(c)		Monthly Certificateholders' Statement, related to the month ending
January 31, 2010, for Series 2003-4, Subseries 2.
99(d)		Monthly Certificateholders' Statement, related to the month ending
January 31, 2010, for Series 2005-4, Subseries 1.
99(e)		Monthly Certificateholders' Statement, related to the month ending
January 31, 2010, for Series 2005-4, Subseries 2.
99(f)		Monthly Certificateholders' Statement, related to the month ending
January 31, 2010, for Series 2006-1, Subseries 2.
99(g)		Monthly Certificateholders' Statement, related to the month ending
January 31, 2010, for Series 2006-2, Subseries 2.
99(h)		Monthly Certificateholders' Statement, related to the month ending
January 31, 2010, for Series 2006-2, Subseries 3.
99(i)		Monthly Certificateholders' Statement, related to the month ending
January 31, 2010, for Series 2006-3.
99(j)		Monthly Certificateholders' Statement, related to the month ending
January 31, 2010, for Series 2007-1.
99(k)		Monthly Certificateholders' Statement, related to the month ending
January 31, 2010, for Series 2007-2.
99(l)		Monthly Certificateholders' Statement, related to the month ending
January 31, 2010, for Series 2007-3, Subseries 1.
99(m)		Monthly Certificateholders' Statement, related to the month ending
January 31, 2010, for Series 2007-3, Subseries 2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK (Depositor)

/S/ Michael F. Rickert ___________________________________ Michael F. Rickert Vice President, Chief Financial Officer and Treasurer

Date: February 16, 2010

EXHIBIT INDEX
Exhibit No.	Description

99(a)	Monthly Certificateholders' Statement, related to the
month ending January 31, 2010, for Series 1996-4.

99(b)	Monthly Certificateholders' Statement, related to the
month ending January 31, 2010, for Series 2003-3.

99(c)	Monthly Certificateholders' Statement, related to the
month ending January 31, 2010, for Series 2003-4, Subseries 2.

99(d)	Monthly Certificateholders' Statement, related to the
month ending January 31, 2010, for Series 2005-4, Subseries 1.

99(e)	Monthly Certificateholders' Statement, related to the
month ending January 31, 2010, for Series 2005-4, Subseries 2.

99(f)	Monthly Certificateholders' Statement, related to the
month ending January 31, 2010, for Series 2006-1, Subseries 2.

99(g)	Monthly Certificateholders' Statement, related to the
month ending January 31, 2010, for Series 2006-2, Subseries 2.

99(h)	Monthly Certificateholders' Statement, related to the
month ending January 31, 2010, for Series 2006-2, Subseries 3.

99(i)	Monthly Certificateholders' Statement, related to the
month ending January 31, 2010, for Series 2006-3.

99(j)	Monthly Certificateholders' Statement, related to the
month ending January 31, 2010, for Series 2007-1.

99(k)	Monthly Certificateholders' Statement, related to the
month ending January 31, 2010, for Series 2007-2.

99(l)	Monthly Certificateholders' Statement, related to the
month ending January 31, 2010, for Series 2007-3, Subseries 1.

99(m)	Monthly Certificateholders' Statement, related to the
month ending January 31, 2010, for Series 2007-3, Subseries 2.